EMPLOYEE EQUITY INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2013
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Stock Option Activities

A summary of the stock option activities is as follows:

	Outstanding options
		Weighted	Weighted average
	Number of	average	grant-date
	options	exercise price	fair value

Options outstanding at January 1, 2011	42,486,780	$0.07	$0.05
Granted	19,800,000	$0.10	$0.10
Forfeited	(5,034,283)	$0.09	$0.05
Exercised	(6,566,880)	$0.05	$0.03
Options outstanding at December 31, 2011	50,685,617	$0.10	$0.07
Forfeited	(2,921,040)	$0.11	$0.08
Exercised	(4,710,120)	$0.06	$0.03
Options outstanding at December 31, 2012	43,054,457	$0.10	$0.08
Granted	13,320,000	$0.21	$0.06
Forfeited	(1,515,040)	$0.12	$0.08
Exercised	(8,602,960)	$0.10	$0.06
Options outstanding at December 31, 2013	46,256,457	$0.10	$0.12

Fair Value Assumptions

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions for each applicable period.

Option grants	2011	2012	2013

Weighted average risk-free interest rate	0.46%	N/A	0.60%
Weighted average expected option life	2.75 years	N/A	2.75 years
Weighted average volatility rate	62%	N/A	54.36%
Weighted average dividend yield	-	-	-

Weighted Average Fair Value of Options Granted	The weighted average per share fair value of options granted in each year was as follows:
	For the years
	ended December 31
	2011	2012	2013

Stock options	$0.1	N/A	$0.26

Stock Options Outstanding

The following table summarizes information with respect to stock options outstanding at December 31, 2013:

	Options outstanding				Options exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average	Aggregate		average	average	Aggregate
	Number	exercise	remaining	intrinsic	Number	exercise	remaining	intrinsic
	outstanding	price	contractual life	value	exercisable	price	contractual life	value

Average exercise price
$0.07	7,655,857	-	-	$844,058	7,655,857	-	-	$844,058
$0.09	1,600,000	-	-	149,200	1,600,000	-	-	149,200
$0.10	14,195,560	-	-	1,213,720	6,695,560	-	-	572,470
$0.12	2,000,000	-	-	122,000	1,000,000	-	-	61,000
$0.13	4,352,520	-	-	238,876	4,352,520	-	-	238,876
$0.15	3,132,520	-	-	93,192	2,632,520	-	-	78,317
$0.19	11,320,000	-	-	-	-	-	-	-
$0.32	2,000,000	-	-	-	-	-	-	-
Total	46,256,457	$0.10	6.58 year	$2,661,046	23,936,457	$0.10	5.78 years	$1,943,921

Nonvested Share Activities

A summary of the nonvested share activities is as follows:

	Number of	Weight average
	nonvested	grant-date
	shares outstanding	fair value

Nonvested shares outstanding at January 1, 2011	77,593,333	$0.13
Granted	16,160,000	$0.10
Forfeited	(1,975,000)	$0.09
Vested	(35,303,333)	$0.12
Nonvested shares outstanding at December 31, 2011	56,475,000	$0.12
Vested	(33,920,000)	$0.12
Nonvested shares outstanding at December 31, 2012	22,555,000	$0.13
Vested	(12,885,000)	$0.15
Nonvested shares outstanding at December 31, 2013	9,670,000	$0.11

Nonvested Shares Outstanding

The following table summarizes information with respect to nonvested shares outstanding at December 31, 2013:

	Nonvested
	share outstanding
		Aggregate
	Number	intrinsic
	outstanding	value

Grant date
June 22, 2010	1,750,000	$315,875
October 3, 2011	7,920,000	1,429,560
Total	9,670,000	$1,745,435

Schedule of Unrecognized Compensation Cost

The Company recorded share-based compensation expenses of $4,579,522, $4,464,497 and $1,573,729 for the years ended December 31, 2011, 2012 and 2013, respectively. The amount of stock-based compensation currently estimated to be expensed from 2014 through 2016 related to unvested share-based payment awards at December 31, 2013 is $1,861,232. This amount will be recognized as presented in the following table.

Year

2014	$848,267
2015	436,148
2016	576,817
Total	$1,861,232